SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 ImpairmentTest	Dec. 31, 2010	Dec. 31, 2009
Impairment of long-lived assets
Impairment of property, plant and equipment and intangible assets	$ 19,015	$ 127,875	$ 75,064
Goodwill
Minimum number of impairment indicators used to determine whether a review of goodwill should be completed prior to the annual impairment test	1
BCTI
Impairment of long-lived assets
Impairment loss on license suspension in Turkmenistan		$ 119,600
License costs | Minimum
Finite-lived intangible assets
Amortization period	3
License costs | Maximum
Finite-lived intangible assets
Amortization period	15